UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

2807 Gaston Gate,  Mt. Pleasant, SC

 29466

(Address of principal executive offices)

(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 388-6686

Date of fiscal year end:

August 31

Date of reporting period: November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital Small Cap Fund
	Schedule of Investments
	November 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 95.54%

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 1.16%
1,250	Owens Corning *	$ 19,938

Agriculture Chemicals - 1.42%
753	Scotts Miracle-Gro Co.	24,367

Air Transportation, Scheduled - 0.97%
750	Copa Holdings SA	16,628

Apparel & Other Finished Products of Fabric & Similar Materials - 5.12%
888	Carter's, Inc. *	16,792
771	Gildan Activewear, Inc. *	13,138
1,380	Gymboree Corp. *	34,707
1,860	True Religion Apparel, Inc.	23,417
		88,054
Arrangement of Transportation - 1.30%
2,300	Pacer International, Inc.	22,287

Biological Products (No Diagnostic Substances) - 2.89%
3,900	Seattle Genetics, Inc. *	33,774
257	Techne Corp.	15,936
		49,710
Communications Services, NEC - 1.60%
4,150	Clearwire Corp.	27,473

Computer Communications Equipment - 2.04%
2,269	Foundry Networks, Inc. *	35,147

Computer Peripheral Equipment - 2.34%
1,266	Avocent Corp. *	23,813
5,061	Brocade Communications Systems, Inc. *	16,296
		40,109
Computer Terminals - 0.82%
5,900	Palm, Inc. *	14,101

Dental Equipment & Supplies - 1.01%
1,450	Siro Dental System, Inc. *	17,371

Electromedical & Electrotherapeutic Apparatus - 3.08%
1,010	Masimo Corp. *	27,563
2,000	Natus Medical, Inc. *	25,420
		52,983
Electronic Computers - 1.82%
1,400	Nce Systems Ltd. *	31,220

Fire, Marine & Casualty Insurance - 4.12%
4,100	Amtrust Financial Services, Inc.	36,654
1,500	Tower Group, Inc.	34,215
		70,869
General Industrial Machinery & Equipment - 1.08%
376	Lufkin Industries, Inc.	18,541

Guided Missiles & Space Vehicles & Parts - 1.20%
250	Alliant Techsystems, Inc. *	20,550

In Vitro & In Vivo Diagnostic Substances - 2.05%
762	Meridian Bioscience, Inc.	18,158
1,253	Quidel Corp. *	17,078
		35,236
Laboratory Analytical Instruments - 1.77%
1,500	FEI Co. *	30,480

Miscellaneous Chemical Products - 1.14%
350	Compass Minerals International, Inc.	19,597

Miscellaneous Food Preparation - 2.53%
1,200	Green Mountain Coffee Roasters, Inc. *	43,560

Miscellaneous Furniture & Fixtures - 0.80%
1,276	Knoll, Inc.	13,743

Miscellaneous Manufacturing Industries - 1.09%
760	WMS Industries, Inc. *	18,734

Oil & Gas Field Machinery & Equipment - 1.67%
1,015	Gulfmark Offshore, Inc. *	28,725

Oil & Gas Field Services, NEC - 0.95%
245	Core Laboratories	16,319

Optical Instruments & Lenses - 2.23%
260	Axsys Technologies, Inc. *	18,151
1,000	II-VI, Inc. *	20,120
		38,271
Pharmaceutical Preparations - 6.09%
700	Alnylam Pharmaceuticals, Inc. *	12,761
500	Chattem, Inc. *	36,285
1,900	Mylan, Inc. *	17,879
2,416	Questcor Pharmaceuticals, Inc. *	20,657
1,518	Viropharma, Inc. *	17,153
		104,735
Radio & TV Broadcasting & Communication Equipment - 3.37%
2,778	Arris Group, Inc. *	19,974
800	Comtech Telecommunications Corp. *	37,944
		57,918
Retail-Apparel & Accessory Stores - 1.32%
1,500	Aeropostale, Inc. *	22,680

Retail-Auto Dealers & Gasoline Stations - 1.09%
632	Caseys General Stores, Inc.	18,739

Retail-Plastics Footwear - 1.65%
475	Deckers Outdoor, Inc. *	28,329

Security Brokers, Dealers & Flotation Companies - 0.94%
887	Interactive Brokers Group, Inc. *	16,179

Semiconductors & Related Devices - 3.12%
1,800	IPG Photonics Corp. *	24,462
1,500	Microsemi Corp. *	29,235
		53,697
Services-Business Services, NEC - 7.54%
600	Bankrate, Inc. *	16,482
761	HMS Holdings Corp. *	22,450
877	Nelease.com, Inc. *	16,137
1,014	Perfect World Co. Ltd. *	17,694
2,645	Telvent Git SA	24,360
2,000	Websense, Inc. *	32,340
		129,463
Services-Computer Processing & Data Preparation - 1.92%
372	Soho Com, Inc. *	18,057
760	Solera Holdings, Inc. *	14,873
		32,930
Services-Computer Programming - 3.19%
2,785	Aspen Technology, Inc. *	19,356
1,260	Longtop Financial Technologies Ltd. *	17,262
760	Syntel, Inc.	18,255
		54,873
Services-Educational Services - 3.41%
425	American Public Education, Inc. *	16,813
2,600	Corinthian Colleges, Inc. *	41,808
		58,621
Services-Engineering Services - 2.88%
560	Stanley, Inc. *	17,864
780	Teledyne Tech, Inc. *	31,684
		49,548
Services-Home Health Care Services - 1.54%
680	Amedisys, Inc. *	26,445

Services-Management Services - 2.09%
2,860	China Sercurity & Surveilance Technology, Inc. *	16,388
360	Mantech International Corp. *	19,591
		35,979
Services-Prepackaged Software - 2.42%
3,000	Informatica Corp. *	41,640

Services-Specialty Outpatient - 2.35%
1,600	Healthsouth Corp. *	15,744
975	Psychiatric Solution, Inc. *	24,667
		40,411
Special Industry Machinery, NEC - 1.64%
1,200	Cymer, Inc. *	28,188

Surgical & Medical Instruments & Apparatus - 2.11%
1,080	China Medical Technologies, Inc.	22,151
384	Gen Probe, Inc. *	14,150
		36,301
Women's, Misses', Children's & Infants' Undergarments - 0.68%
883	Guess, Inc.	11,682

TOTAL FOR COMMON STOCKS (Cost $2,153,613) - 95.54%		$ 1,642,371

SHORT TERM INVESTMENTS - 3.99%
68,616	U.S. Bank Repo 2.50% ** (Cost $68,616)	68,616

TOTAL INVESTMENTS (Cost $2,222,229) - 99.53%		$ 1,710,987

OTHER ASSETS LESS LIABILITIES - 0.47%		8,047

NET ASSETS - 100.00%		$ 1,719,034

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at November 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital Small Cap Fund
1. SECURITY TRANSACTIONS
At November 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,222,229 amounted to $511,242, which consisted of aggregate gross unrealized appreciation of $29,361 and aggregate gross unrealized depreciation of $540,603.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of November 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,710,987	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,710,987	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date January 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date January 13, 2009